Supplemental Cash Flow Information - Schedule of Payments for Interest and Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Payments for Interest and Income Taxes [Abstract]
Interest
Income taxes